CONVERTIBLE NOTES (Details) $ in Thousands	1 Months Ended			3 Months Ended
	Jan. 31, 2021 USD ($)	May 31, 2020	Jan. 31, 2020 USD ($) option shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible notes				$ 1,118		$ 14,050
Effect of exchange transaction						10,605
Effect of exchange transaction						7,337
Deemed dividend to preferred stockholders				$ 0		9,484
Accumulated Deficit
Debt Instrument [Line Items]
Effect of exchange transaction						$ 7,337
Convertible Notes | January 2020 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes			$ 14,300
Fixed interest rate, annual			8.00%
Extension term		6 months	6 months
Number of options to extend | option			4
Debt issuance costs			$ 200
Term			6 months
Convertible debt			$ 15,400
Proceeds from convertible notes, net			14,100
Effect of exchange transaction			40,400
Convertible Notes | January 2020 Convertible Notes | Accumulated Deficit
Debt Instrument [Line Items]
Effect of exchange transaction			$ 7,300
Convertible Notes | January 2020 Convertible Notes | Series D’
Debt Instrument [Line Items]
Warrants issued (in shares) | shares			9,338,642
Convertible preferred stock warrant liability			$ 29,800
Convertible Notes | January 2020 Convertible Notes | Preferred Stock Warrants
Debt Instrument [Line Items]
Convertible preferred stock warrant liability			2,000
Convertible Notes | January 2020 Convertible Notes | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from convertible notes			$ 13,700
Convertible Notes | Q4 2020 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes					$ 19,000
Extension term					6 months
Unamortized discount					$ 1,600
Convertible Notes | Q4 2020 Convertible Notes | Series D’
Debt Instrument [Line Items]
Warrants issued (in shares) | shares					4,620,018
Convertible preferred stock warrant liability					$ 1,600
Convertible Notes | Q4 2020 Convertible Notes | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from convertible notes					$ 7,900
Convertible Notes | Q1 2021 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes	$ 1,100
Unamortized discount	$ 1,100